Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary share CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 114		¥ 7,701,116	¥ (50,793)	¥ (2,023,292)	¥ 5,627,145
Beginning balance (in shares) at Dec. 31, 2020 | shares	164,888,519
Foreign currency translation adjustments				(135,717)		(135,717)
Net loss					(2,331,541)	(2,331,541)
Share-based compensation of I-Mab			608,609			608,609
Exercise of stock options	¥ 5		51,310			¥ 51,315
Exercise of stock options (Shares) | shares	8,227,843					8,227,843	8,227,843
Issuance of ordinary shares for restricted share units (Note 13) | shares	5,369,140					5,369,140	5,369,140
Issuance of ordinary shares for restricted share units (shares) (Note 13)	¥ 4		8,547			¥ 8,551
Exercise of warrants	¥ 3		672,661			¥ 672,664
Exercise of warrants (in shares) | shares	5,341,267					5,341,267	5,341,267
Proportionate share of share-based compensation expenses recorded in an equity method affiliate (Note 8 (a))			58,534			¥ 58,534
Ordinary shares surrendered by a shareholder | shares	(16)
Ending balance at Dec. 31, 2021	¥ 126		9,100,777	(186,510)	(4,354,833)	4,559,560
Ending balance (in shares) at Dec. 31, 2021 | shares	183,826,753
Foreign currency translation adjustments				400,304		400,304
Net loss					(2,507,317)	(2,507,317)
Share-based compensation of I-Mab			357,148			357,148
Exercise of stock options	¥ 5		44,645			¥ 44,650
Exercise of stock options (Shares) | shares	6,845,888					6,845,888	6,845,888
Issuance of ordinary shares for restricted share units (Note 13) | shares	1,859,819					1,859,819	1,859,819
Issuance of ordinary shares for restricted share units (shares) (Note 13)	¥ 1		(1)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate (Note 8 (a))			76,806			¥ 76,806
Repurchase of shares (Note 12)		¥ (21,249)				(21,249)
Repurchase of shares (Note 12) (in shares) | shares		(1,652,541)
Ending balance at Dec. 31, 2022	¥ 132	¥ (21,249)	9,579,375	213,794	(6,862,150)	2,909,902
Ending balance (in shares) at Dec. 31, 2022 | shares	192,532,460
Ending balance (in shares) at Dec. 31, 2022 | shares		(1,652,541)
Foreign currency translation adjustments				84,497		84,497	$ 11,901
Net loss					(1,465,694)	(1,465,694)	$ (206,439)
Share-based compensation of I-Mab			193,002			193,002
Exercise of stock options		¥ 847	1,941			¥ 2,788
Exercise of stock options (Shares) | shares	280,568	126,874				280,568	280,568
Issuance of ordinary shares for restricted share units (Note 13) | shares	1,260,701	3,722,394				1,260,701	1,260,701
Issuance of ordinary shares for restricted share units (shares) (Note 13)	¥ 1	¥ 24,859	(24,860)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate (Note 8 (a))			54,921			¥ 54,921
Repurchase of shares (Note 12)		¥ (61,260)				(61,260)
Repurchase of shares (Note 12) (in shares) | shares		(10,656,794)
Ending balance at Dec. 31, 2023	¥ 133	¥ (56,803)	¥ 9,804,379	¥ 298,291	¥ (8,327,844)	¥ 1,718,156	$ 241,997
Ending balance (in shares) at Dec. 31, 2023 | shares	194,073,729
Ending balance (in shares) at Dec. 31, 2023 | shares		(8,460,067)